UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/09

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            06/30/09


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	98

Form 13F Information Table Value Total:	$491026
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      985 39642.00 SH       SOLE                 39642.00
Abbott Laboratories            COM              002824100     7806 165952.00SH       SOLE                163517.00
Adobe Systems Inc              COM              00724F101     7211 254794.00SH       SOLE                251064.00
Aflac Inc                      COM              001055102     9261 297881.00SH       SOLE                294951.00
American Express Co            COM              025816109     4473 192461.00SH       SOLE                192181.00
American Int'l Group           COM              026874107       14 12343.00 SH       SOLE                 12143.00
Apache Corp                    COM              037411105    13819 191536.00SH       SOLE                190296.00
Apple Computer Inc             COM              037833100      565  3966.00 SH       SOLE                  3966.00
Bank of America Corp           COM              060505104     1060 80308.00 SH       SOLE                 80308.00
Berkshire Hathaway Cl B        COM              084670207      211    73.00 SH       SOLE                    73.00
Berkshire Hills Bancorp        COM              084680107      364 17525.00 SH       SOLE                 17525.00
Bristol Myers Squibb           COM              110122108      376 18494.00 SH       SOLE                 18494.00
Canadian National Railway      COM              136375102     1133 26380.00 SH       SOLE                 26380.00
Cephas Holding Corp.           COM              156718108        0 25000.00 SH       SOLE                 25000.00
Chevron Corp                   COM              166764100      237  3572.00 SH       SOLE                  3572.00
Cisco                          COM              17275R102    15990 857397.00SH       SOLE                850627.00
Coca Cola Co                   COM              191216100    18893 393678.00SH       SOLE                390343.00
ConocoPhillips                 COM              20825C104     9809 233208.00SH       SOLE                232443.00
Costco Warehouse Corp          COM              22160K105    11387 248740.00SH       SOLE                246160.00
Dominion Resources Inc         COM              25746U109      215  6433.00 SH       SOLE                  6433.00
Duke Energy Corp               COM              26441C105      246 16872.00 SH       SOLE                 16872.00
Dupont                         COM              263534109     9615 375300.00SH       SOLE                371120.00
EAFE Int'l                     COM              464287465    21460 468446.00SH       SOLE                463986.00
EAFE Int'l-Vanguard            COM              921943858     5300 185565.00SH       SOLE                185130.00
EMC Corp                       COM              268648102    14221 1085543.00SH      SOLE               1075533.00
Emerging Markets MSCI          COM              464287234     2514 77995.00 SH       SOLE                 75045.00
Emerging Markets-Vanguard      COM              922042858     2044 64235.00 SH       SOLE                 64210.00
ExxonMobil Corp                COM              30231G102    21420 306388.00SH       SOLE                303225.00
Gannett Inc                    COM              364730101       45 12610.00 SH       SOLE                 12610.00
General Electric               COM              369604103    11712 999333.00SH       SOLE                989768.00
Goldman Sachs                  COM              38141G104    15110 102483.00SH       SOLE                101628.00
Google Inc-CL A                COM              38259P508    14090 33420.00 SH       SOLE                 33086.00
Hampden Bancorp, Inc           COM              40867E107      116 11711.00 SH       SOLE                 11711.00
IBM                            COM              459200101      647  6200.00 SH       SOLE                  6200.00
IShares Biotech                COM              464287556     9001 123709.00SH       SOLE                123344.00
IShares Russell 2000           COM              464287655      676 13225.00 SH       SOLE                 13225.00
Intel Corp                     COM              458140100     9951 601261.00SH       SOLE                595066.00
Intuit Inc                     COM              461202103    11033 391375.00SH       SOLE                390115.00
Intuitive Surgical Inc.        COM              46120E602      418  2557.00 SH       SOLE                  2557.00
Ishares S&P 600                COM              464287804    14383 323728.00SH       SOLE                321463.00
Johnson & Johnson              COM              478160104    11702 206019.00SH       SOLE                203769.00
Kimberly-Clark Corp            COM              494368103     2617 49916.00 SH       SOLE                 48176.00
Kinder Morgan Energy           COM              494550106      201  3930.00 SH       SOLE                  3930.00
Lowes                          COM              548661107     4345 223850.00SH       SOLE                221170.00
Marriott Intl Cl A             COM              571903202     7367 333806.97SH       SOLE                330836.97
McCormick Co                   COM              579780206     4306 132370.00SH       SOLE                130065.00
McDonald's Corp                COM              580135101    13630 237081.00SH       SOLE                234741.00
Microsoft Corp                 COM              594918104    14945 628719.00SH       SOLE                622824.00
Midcap Spider Tr               COM              595635103     4677 44455.00 SH       SOLE                 44010.00
Minnesota Mng & Mfg            COM              88579Y101    10792 179570.00SH       SOLE                177410.00
Morgan Stanley                 COM              617446448      436 15285.00 SH       SOLE                 15285.00
NewAlliance Bankshares         COM              650203102      202 17539.00 SH       SOLE                 17539.00
Nokia Corp Sponsored ADR       COM              654902204     4385 300766.00SH       SOLE                300066.00
Northern Trust Corp            COM              665859104     7623 142011.00SH       SOLE                140241.00
Nutracea                       COM              67060N204       16 75129.00 SH       SOLE                 75129.00
Occidental Petroleum Co        COM              674599105      201  3055.00 SH       SOLE                  3055.00
Paychex Inc                    COM              704326107    10315 409315.00SH       SOLE                405020.00
Pengrowth Energy               COM              706902509       94 11850.00 SH       SOLE                 11850.00
Peoples United Fin'l Inc       COM              712704105      414 27450.00 SH       SOLE                 27450.00
Pfizer Inc                     COM              717081103      531 35405.00 SH       SOLE                 35405.00
Phillip Morris International,  COM              718172109      258  5908.00 SH       SOLE                  5908.00
ProShares Ultra Short 20yr     COM              74347R297      509 10000.00 SH       SOLE                 10000.00
Procter & Gamble               COM              742718109    15608 305437.00SH       SOLE                302667.00
Progress Energy Inc            COM              743263105      213  5630.00 SH       SOLE                  5630.00
Progressive Corporation        COM              743315103     5371 355431.00SH       SOLE                353961.00
Republic Services, Inc.        COM              760759100      420 17201.00 SH       SOLE                 17201.00
Rite Aid Corp                  COM              767754104       39 25625.00 SH       SOLE                 25625.00
Silver Standard Resources      COM              82823L106      281 15000.00 SH       SOLE                 15000.00
Six Flags Inc                  COM              83001P109        3 20000.00 SH       SOLE                 20000.00
Southern Co                    COM              842587107      524 16823.00 SH       SOLE                 16823.00
Southwest Airlines             COM              844741108     2814 418145.00SH       SOLE                415695.00
Spdr Tr Unit Ser 1             COM              78462F103     2475 26921.00 SH       SOLE                 26801.00
Staples Inc                    COM              855030102      354 17550.00 SH       SOLE                 17550.00
Suncor Energy                  COM              867224107      721 23750.00 SH       SOLE                 23750.00
Target Corp                    COM              87612E106     5981 151526.00SH       SOLE                149561.00
Technology Sector              COM              81369Y803     2430 133435.00SH       SOLE                132985.00
Thomas & Betts Corp            COM              884315102     3670 127180.00SH       SOLE                127110.00
Tiffany & Company              COM              886547108     4993 196900.00SH       SOLE                193890.00
Toll Bros Inc                  COM              889478103      603 35560.00 SH       SOLE                 34835.00
Transocean LTD                 COM              H8817H100     9132 122918.00SH       SOLE                122163.00
US Natural Gas Fund            COM              912318102     6766 487830.00SH       SOLE                481100.00
United Parcel Svc Cl B         COM              911312106     9611 192255.00SH       SOLE                190310.00
United Technologies            COM              913017109     1597 30735.00 SH       SOLE                 30735.00
Verizon Communications         COM              92343V104      430 14006.00 SH       SOLE                 14006.00
Wal-Mart Stores Inc            COM              931142103     2328 48054.00 SH       SOLE                 47979.00
Walt Disney                    COM              254687106     9717 416485.00SH       SOLE                412215.00
Waypoint Biomedical Holdings   COM              946755204        0 32000.00 SH       SOLE                 32000.00
Xcel Energy Inc                COM              98389B100      226 12255.00 SH       SOLE                 12255.00
Yahoo Inc                      COM              984332106      626 40000.00 SH       SOLE                 40000.00
1-3 Month SPDR ETF             ETF              78464A680      381  8310.00 SH       SOLE                  8310.00
1-3 Yr Treasury ETF            ETF              464287457      295  3520.00 SH       SOLE                  3520.00
1-30 Laddered Treasury ETF     ETF              73936T524     1429 52676.00 SH       SOLE                 50255.00
Aggregate Bond ETF             ETF              464287226      684  6694.00 SH       SOLE                  6694.00
Fixed Rate Mortgage Bond ETF   ETF              464288588     7631 72486.00 SH       SOLE                 70116.00
High Yield Bond ETF            ETF              78464A417      278  7895.00 SH       SOLE                  7895.00
Total Bond Mkt ETF             ETF              921937835    14063 181017.00SH       SOLE                173799.00